Finance Expense - Summary of Finance Expense (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest on:
Financial liabilities at amortised cost and associated derivatives		£ 478	£ 567	£ 489
Finance leases		16	15	14
Derivatives		14	12	11
Fair value movements on derivatives not in a designated hedge relationship		1	(2)	(5)
Reclassification of cash flow hedge from other comprehensive income		34	(1)	3
Unwinding of discount on provisions		15	16	8
Total finance expense		776	817	749
Before Specific Items [Member]
Interest on:
Total finance expense		558	607	520
Specific Items [Member]
Interest on:
Total finance expense	[1]	£ 218	£ 210	£ 229

[1]	For a definition of specific items, see page 289. An analysis of specific items is provided in note 8.